Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Lease
5.	Lease

The following table presents balances reported in the Unaudited Interim Condensed Consolidated Balance Sheets related to the Group’s leases:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Right-of-use assets	183	1,765
Lease liabilities	140	1,784

The following table presents operating lease cost reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income related to the Group’s leases:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Operating lease cost	1,170	235
Short-term lease cost	4,691	1,170
Total	5,861	1,405

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2023 and June 30, 2024 to the present value of its operating lease payments:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
2024 (remining)	114	769
2025	19	982
2026	10	78
Total undiscounted operating lease payments	143	1,829
Less: imputed interest	(3)	(45)
Present value of operating lease liabilities	140	1,784

As of June 30, 2024, the weighted-average remaining lease term on these leases is approximately 1.38 years and the weighted-average discount rate used to measure the lease liabilities is approximately 3.45%. For the period ended June 30, 2024, the operating lease cost was RMB235, including the amortization expenses of right-of-use assets RMB224 and the interest expenses of lease liabilities RMB11.